N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Chicago Public Schools
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Chicago Public Schools | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Chicago Public Schools | InvescoTechnologyFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Chicago Public Schools | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%